SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2000

                               [GRAPHIC OMITTED]

Mercury
International
Fund OF MERCURY FUNDS, INC.

MERCURY MASTER
INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION
================================================================================

As a Percentage of Net Assets as of November 30, 2000

A pie chart depicting portfolio composition according to sector representation for the quarter ended November 30, 2000.

Consumer Staples--8.0%
Consumer Discretionary--10.7%
Information Technology--10.8%
Telecommunication Services--10.3%
Utilities--4.4%
Financials--23.8%
Cash Equivalent--2.4%
Industrials--8.5%
Energy--7.8%
Healthcare--8.0%
Materials--5.3%

GEOGRAPHIC ASSET MIX
================================================================================

As a Percentage of Net Assets as of November 30, 2000

A pie chart depicting portfolio composition according to country representation for the quarter ended November 30, 2000.

Europe--67.0%
Middle East--0.1%
Africa--0.1%
Cash Equivalent--2.4%
Pacific Basin/Asia (Ex Japan & Australia)--5.7%
Japan--21.3%
Australia--2.4%
Latin America--0.7%
North America--0.3%


                November 30, 2000 (2) Mercury International Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. During the six months ended November 30, 2000, Mercury International Fund's Class I, Class A, Class B and Class C Shares had total returns of -12.23%, -12.37%, -12.64% and -12.65%, respectively. This compares with a return of -10.1% for the Fund's benchmark, the unmanaged Morgan Stanley Capital International Europe, Asia and Far East (MSCI EAFE) Index for the same six-month period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

For the most part, the Fund's underperformance during the period was attributable to poor stock selection in the financial, industrial and utility sectors. However, our sector allocation, particularly our relatively large investment in the healthcare sector, worked in the Fund's favor. Defensive growth areas, such as healthcare and consumer staples, performed strongly, benefiting from a flight to quality as investors moved away from highly rated new economy areas.

In terms of regional asset allocation, we maintained a bias toward Europe at the expense of Japan throughout the period. In relative terms, this proved beneficial as Japan continued to underperform Europe. Japan's weakness was primarily the result of dwindling optimism about a sustained private sector economic recovery, volatility in the NASDAQ Composite Index, the unwinding of cross-shareholdings and, toward the end of the period, renewed political uncertainty. In absolute terms, Europe suffered from the weakening of the euro, which fell more than 6% against the US dollar during the six months ended November 30, 2000.

Investment Environment

At the beginning of the six-month period, Microsoft Corporation's anti-trust ruling and higher-than-expected consumer price index numbers in the United States weakened international stock markets. For the remainder of the period, and against a backdrop of extreme market volatility exceeding that of the 1998 Asian crisis, international stock markets endured a bear run. Highly valued stocks, particularly in the information technology and telecommunications sectors, were marked down as investors switched into more defensive areas such as utilities, healthcare and consumer staples.

Early in the period, investors were primarily concerned with the potential effects of a US economic slowdown on corporate profit growth. This, along with the possibility of a near-term rise in interest rates, restrained international stock markets. Continental European markets outperformed Japanese markets, demonstrating stronger economic growth and supporting the long-term case for investment in the region. The outlook was mixed in Asia, with continuing economic malaise in Japan contrasting with buoyant economic growth elsewhere in the region, particularly in China, Singapore and South Korea.


                November 30, 2000 (3) Mercury International Fund

International stock markets suffered from the inflated oil price, which hit a ten-year high; from a weakened euro, which touched new lows against the dollar; and from profit warnings from companies such as DaimlerChrysler AG, E.I. du Pont de Nemours and Company, Invensys PLC and Nokia Oyj. For the entire period, the US Federal Reserve Board left interest rates unchanged while retaining its tightening bias. We believe interest rates are currently at or near their peak. Further rises appear unlikely amid revised third-quarter US gross domestic product (GDP) growth of 2.4%--the lowest since early 1999--and investor concern that the economy is slowing too rapidly. In Europe, the European Central Bank raised interest rates by 1% during the period to combat the potential inflationary impact of high oil prices and the weak euro, although a number of leading indicators presently point to moderating economic growth.

Portfolio Activity

During the six months ended November 30, 2000, we reduced our holdings in the information technology and telecommunications sectors. We sold our holding in Murata Manufacturing Co., Ltd., a manufacturer of capacitors and other components for devices such as mobile telephones. The company is facing difficult year-on-year revenue growth comparisons. We reduced our overweighted position in Telefonaktiebolaget LM Ericsson since there is a risk that capital expenditure on third-generation wireless networks may be later than the market is currently anticipating. The company could also face increased competition from second-tier players who are prepared to offer attractive vendor financing terms.

As new economy stocks were derated, we increased our holdings in defensive areas of the market. We established a position in machinery manufacturer Mitsubishi Heavy Industries, Ltd., where we believe shareholder value may be enhanced by restructuring initiatives that will bring greater focus on areas of key competitive advantage, offering attractive growth potential, and by withdrawal from less-profitable product lines. The company is also positioned to benefit from a recovery in the Japanese economy.

We increased our weighting in the financial sector relative to the Fund's benchmark. Although the more benign interest rate conditions were positive for interest rate-sensitive stocks such as financials, this was outweighed by our growing concerns regarding the deterioration in credit quality. We sold the Fund's position in Barclays PLC, as we believe the increasingly competitive environment in the UK's retail banking industry, coupled with Barclays' overreliance on domestic mortgage and savings income, means the company will face difficulty sustaining its historical growth trends. We also sold our holding in The Nikko Securities Co., Ltd., focusing our Japanese brokerage exposure on The Nomura Securities Co., Ltd. Nomura appears well placed to benefit from corporate restructuring and a developing equity culture in the long term. Over the shorter term, investors should recognize the value of Nomura Research Institute, Japan's fourth-largest systems integrator, for which a separate listing is planned.


                November 30, 2000 (4) Mercury International Fund

In Conclusion

We thank you for your investment in Mercury International Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                                  /s/ Charles Prideaux

Jeffrey Peek                                      Charles Prideaux
President and Director                            Portfolio Manager

December 30, 2000

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.


                November 30, 2000 (5) Mercury International Fund

FUND PERFORMANCE DATA (CONCLUDED)

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                        % Return       % Return
                                                      Without Sales   With Sales
Class I Shares*                                          Charge         Charge**
================================================================================
One Year
Ended 9/30/00                                            +3.06%         -2.35%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                          +9.05          +6.03
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        % Return       % Return
                                                      Without Sales   With Sales
Class A Shares*                                          Charge         Charge**
================================================================================
One Year
Ended 9/30/00                                            +2.79%         -2.60%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                          +8.76          +5.75
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        % Return        % Return
                                                         Without          With
Class B Shares*                                           CDSC           CDSC**
================================================================================
One Year
Ended 9/30/00                                            +2.00%         -1.81%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                          +7.92          +5.97
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                        % Return        % Return
                                                         Without          With
Class C Shares*                                           CDSC           CDSC**
================================================================================
One Year
Ended 9/30/00                                            +2.00%         +1.05%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                          +7.93          +7.93
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                6 Month         12 Month        Since Inception
As of November 30, 2000      Total Return     Total Return        Total Return
================================================================================
Class I                         -12.23%          -13.07%             +10.66%
--------------------------------------------------------------------------------
Class A                         -12.37           -13.33              +10.07
--------------------------------------------------------------------------------
Class B                         -12.64           -13.97              + 8.31
--------------------------------------------------------------------------------
Class C                         -12.65           -13.97              + 8.31
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                November 30, 2000 (6) Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 2000
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================

Assets:

Investment in Mercury Master International Portfolio, at value (identified
  cost--$455,854,594)                                                           $445,368,020
Prepaid registration fees                                                             45,490
                                                                                ------------
Total assets                                                                     445,413,510
                                                                                ------------
--------------------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                               298,952
Payable to administrator                                                              85,069
Accrued expenses                                                                     210,001
                                                                                ------------
Total liabilities                                                                    594,022
                                                                                ------------
--------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                      $444,819,488
                                                                                ============
--------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                             $        590
Class A Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                      445
Class B Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                    1,938
Class C Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                    1,398
Paid-in capital in excess of par                                                 465,398,429
Accumulated investment loss--net                                                  (2,069,144)
Accumulated realized capital losses on investments and foreign currency
  transactions from the Portfolio--net                                            (8,027,594)
Unrealized depreciation on investments and foreign currency transactions from
  the Portfolio--net                                                             (10,486,574)
                                                                                ------------
Net assets                                                                      $444,819,488
                                                                                ============
--------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $60,438,935 and 5,899,034 shares
  outstanding                                                                   $       10.25
                                                                                =============
Class A--Based on net assets of $45,533,069 and 4,452,255 shares
  outstanding                                                                   $       10.23
                                                                                =============
Class B--Based on net assets of $196,874,698 and 19,383,928 shares
  outstanding                                                                   $       10.16
                                                                                =============
Class C--Based on net assets of $141,972,786 and 13,978,686 shares
  outstanding                                                                   $       10.16
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2000 (7) Mercury International Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2000
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================

Investment Income:

Investment income allocated from the Portfolio (net of $386,283
  foreign withholding tax)                                                            $  3,436,491
Expenses allocated from the Portfolio                                                   (2,238,522)
                                                                                      ------------
Net investment income from the Portfolio                                                 1,197,969
                                                                                      ------------
--------------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B                  $  1,112,512
Account maintenance and distribution fees--Class C                       852,772
Administration fee                                                       646,234
Transfer agent fees--Class B                                             174,245
Transfer agent fees--Class C                                             134,965
Printing and shareholder reports                                         104,017
Registration fees                                                         74,942
Account maintenance fees--Class A                                         69,300
Transfer agent fees--Class I                                              46,304
Transfer agent fees--Class A                                              37,437
Professional fees                                                         11,711
Accounting services                                                        1,178
Other                                                                      1,496
                                                                    ------------
Total expenses                                                                           3,267,113
                                                                                      ------------
Investment loss--net                                                                    (2,069,144)
                                                                                      ------------
--------------------------------------------------------------------------------------------------

Realized & Unrealized Loss from the Portfolio--Net:

Realized loss from the Portfolio on:
  Investments--net                                                    (5,496,436)
  Foreign currency transactions--net                                    (193,400)       (5,689,836)
                                                                    ------------
Change in unrealized appreciation/depreciation on investments
  and foreign currency transactions from the Portfolio--net                            (58,754,329)
                                                                                      ------------
Net Decrease in Net Assets Resulting from Operations                                  $(66,513,309)
                                                                                      ============
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2000 (8) Mercury International Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY INTERNATIONAL FUND
================================================================================

                                                                     For the Six        For the
                                                                    Months Ended       Year Ended
Increase (Decrease) in Net Assets:                                  Nov. 30, 2000     May 31, 2000
--------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                $ (2,069,144)     $ (2,471,614)
Realized gain (loss) on investments and foreign currency
  transactions from the Portfolio--net                                (5,689,836)       32,099,474
Change in unrealized appreciation/depreciation on
    investments and foreign currency transactions from
    the Portfolio--net                                               (58,754,329)       42,025,047
                                                                    ------------------------------
Net increase (decrease) in net assets resulting from operations      (66,513,309)       71,652,907
                                                                    ------------------------------
--------------------------------------------------------------------------------------------------

Dividends & Distributions to Shareholders:

In excess of investment income--net:
  Class I                                                                     --          (400,595)
  Class A                                                                     --          (431,132)
Realized gain on investments from the Portfolio--net:
  Class I                                                             (3,685,334)         (760,657)
  Class A                                                             (2,993,952)       (1,159,551)
  Class B                                                            (11,124,866)       (2,663,174)
  Class C                                                             (8,764,782)       (2,041,330)
                                                                    ------------------------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders                                      (26,568,934)       (7,456,439)
                                                                    ------------------------------
--------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                                   3,875,997       125,017,719
                                                                    ------------------------------
--------------------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                              (89,206,246)      189,214,187
Beginning of period                                                  534,025,734       344,811,547
                                                                    ------------------------------
End of period                                                       $444,819,488      $534,025,734
                                                                    ==============================
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2000 (9) Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                Class I
                                                           ---------------------------------------------
                                                             For the            For the       For the
                                                            Six Months            Year        Period
                                                              Ended              Ended     Oct. 30, 1998+
                                                             Nov. 30,           May 31,      to May 31,
Increase (Decrease) in Net Asset Value:                       2000**             2000**         1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                       $    12.34          $    10.42    $     10.00
                                                           ---------------------------------------------
Investment income--net                                             -- ++              .04            .06
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                            (1.45)               2.16            .36
                                                           ---------------------------------------------
Total from investment operations                                (1.45)               2.20            .42
                                                           ---------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                              --                (.10)            --
  Realized gain on investments from the Portfolio--net           (.64)               (.18)            --
                                                           ---------------------------------------------
Total dividends and distributions                                (.64)               (.28)            --
                                                           ---------------------------------------------
Net asset value, end of period                             $    10.25          $    12.34    $     10.42
                                                           =============================================
--------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                            (12.23%)++++         20.99%          4.20%++++
                                                           =============================================
--------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                                     1.33%*              1.24%          1.56%*
                                                           =============================================
Investment income--net                                           .00%*               .33%          1.21%*
                                                           =============================================
--------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                   $   60,439          $   69,325    $    33,958
                                                           =============================================
--------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Based on average shares outstanding.
 ***  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++  Amount is less than $.01 per share.
 +++ Includes the Fund's share of the Portfolio's allocated expenses. ++++ Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 2000 (10) Mercury International Fund

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class A
                                                           ---------------------------------------------
                                                             For the          For the         For the
                                                           Six Months           Year          Period
                                                             Ended             Ended      Oct. 30, 1998+
                                                            Nov. 30,           May 31,       to May 31,
Increase (Decrease) in Net Asset Value:                       2000**            2000**          1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                       $    12.32         $    10.40     $     10.00
                                                           ---------------------------------------------
Investment income (loss)--net                                    (.01)              (.01)            .05
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                            (1.45)              2.18             .35
                                                           ---------------------------------------------
Total from investment operations                                (1.46)              2.17             .40
                                                           ---------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                              --               (.07)             --
  Realized gain on investments from the Portfolio--net           (.63)              (.18)             --
                                                           ---------------------------------------------
Total dividends and distributions                                (.63)              (.25)             --
                                                           ---------------------------------------------
Net asset value, end of period                             $    10.23         $    12.32     $     10.40
                                                           =============================================
--------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                            (12.37%)+++         20.77%           4.00%+++
                                                           =============================================
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses++                                                      1.58%*             1.49%           1.82%*
                                                           =============================================
Investment income (loss)--net                                   (.24%)*            (.08%)           .96%*
                                                           =============================================
--------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                   $   45,533         $   60,099     $    59,373
                                                           =============================================
--------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  Based on average shares outstanding.
***  Total investment returns exclude the effects of sales charges.
  +  Commencement of operations.
 ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Aggregate total investment return.

     See Notes to Financial Statements.


                November 30, 2000 (11) Mercury International Fund

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class B
                                                       -------------------------------------------------
                                                          For the           For the           For the
                                                        Six Months            Year            Period
                                                          Ended              Ended        Oct. 30, 1998+
                                                         Nov. 30,            May 31,        to May 31,
Increase (Decrease) in Net Asset Value:                   2000**              2000**           1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                   $     12.24         $     10.36       $     10.00
                                                       -------------------------------------------------
Investment income (loss)--net                                 (.06)               (.09)              .01
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                         (1.43)               2.14               .35
                                                       -------------------------------------------------
Total from investment operations                             (1.49)               2.05               .36
                                                       -------------------------------------------------
Less distributions from realized gain on
  investments from the Portfolio--net                         (.59)               (.17)               --
                                                       -------------------------------------------------
Net asset value, end of period                         $     10.16         $     12.24       $     10.36
                                                       =================================================
--------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                         (12.64%)+++          19.68%             3.60%+++
                                                       =================================================
--------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                                   2.35%*              2.26%             2.55%*
                                                       =================================================
Investment income (loss)--net                               (1.02%)*             (.74%)             .12%*
                                                       =================================================
--------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)               $   196,874         $   224,759       $   142,434
                                                       =================================================
--------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 2000 (12) Mercury International Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class C
                                                       -------------------------------------------------
                                                         For the           For the          For the
                                                        Six Months           Year            Period
                                                          Ended             Ended        Oct. 30, 1998+
                                                         Nov. 30,           May 31,         to May 31,
Increase (Decrease) in Net Asset Value:                   2000**             2000**            1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                   $     12.24         $     10.36       $     10.00
                                                       -------------------------------------------------
Investment income (loss)--net                                 (.06)               (.09)              .01
Realized and unrealized gain (loss) on investments
  and foreign currency transactions from
  the Portfolio--net                                         (1.43)               2.14               .35
                                                       -------------------------------------------------
Total from investment operations                             (1.49)               2.05               .36
                                                       -------------------------------------------------
Less distributions from realized gain on
  investments from the Portfolio--net                         (.59)               (.17)               --
                                                       -------------------------------------------------
Net asset value, end of period                         $     10.16         $     12.24       $     10.36
                                                       =================================================
--------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                         (12.65%)+++          19.68%             3.60%+++
                                                       =================================================
--------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                                   2.35%*              2.26%             2.56%*
                                                       =================================================
Investment income (loss)--net                               (1.02%)*             (.73%)             .14%*
                                                       =================================================
--------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)               $   141,973         $   179,843       $   109,047
                                                       =================================================
--------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 2000 (13) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury International Fund (the "Fund") is part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.


                November 30, 2000 (14) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                Account             Distribution
                                             Maintenance Fee             Fee
      ==========================================================================
      Class A                                     .25%                  --
      --------------------------------------------------------------------------
      Class B                                     .25%                 .75%
      --------------------------------------------------------------------------
      Class C                                     .25%                 .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


                November 30, 2000 (15) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      For the six months ended November 30, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                          FAMD            MLPF&S
      ==========================================================================
      Class A                                            $2,868          $49,905
      --------------------------------------------------------------------------

      For the six months ended November 30, 2000, MLPF&S received contingent deferred sales charges of $384,250 and $23,280 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $2,149 and $1,892 relating to transactions subject to front-end sales charge waivers in Class I and Class A Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services were provided to the Fund by FAM.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2000 were $10,528,987 and $36,497,161, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $3,875,997 and $125,017,719 for the six months ended November 30, 2000 and for the year ended May 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended
      November 30, 2000                                 Shares    Dollar Amount
      --------------------------------------------------------------------------

      Shares sold                                      1,195,178   $ 14,062,839
      Shares issued to shareholders in reinvestment
      of distributions                                   283,129      3,222,010
                                                       ========================
      Total issued                                     1,478,307     17,284,849
      Shares redeemed                                 (1,197,932)   (13,772,042)
                                                       ------------------------
      Net increase                                       280,375   $  3,512,807
                                                       ========================
      -------------------------------------------------------------------------


                November 30, 2000 (16) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Class I Shares for the Year Ended
May 31, 2000                                            Shares    Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           5,103,903    $ 62,498,165
Shares issued to shareholders in reinvestment
of dividends and distributions                           80,949       1,041,809
                                                      -------------------------
Total issued                                          5,184,852      63,539,974
Shares redeemed                                      (2,825,829)    (34,066,110)
                                                      -------------------------
Net increase                                          2,359,023    $ 29,473,864
                                                      =========================
-------------------------------------------------------------------------------

Class A Shares for the Six Months Ended
November 30, 2000                                       Shares    Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             708,224    $  8,527,262
Automatic conversion of shares                            2,778          29,309
Shares issued to shareholders in reinvestment
of distributions                                        235,263       2,674,941
                                                      -------------------------
Total issued                                            946,265      11,231,512
Shares redeemed                                      (1,373,768)    (16,115,498)
                                                      -------------------------
Net decrease                                           (427,503)   $ (4,883,986)
                                                      =========================
-------------------------------------------------------------------------------

Class A Shares for the Year Ended
May 31, 2000                                           Shares     Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           2,694,364    $ 32,922,632
Shares issued to shareholders in reinvestment
of dividends and distributions                          113,574       1,460,564
                                                      -------------------------
Total issued                                          2,807,938      34,383,196
Shares redeemed                                      (3,635,921)    (46,223,265)
                                                      -------------------------
Net decrease                                           (827,983)   $(11,840,069)
                                                      =========================
-------------------------------------------------------------------------------

Class B Shares for the Six Months Ended
November 30, 2000                                      Shares     Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           2,304,006    $ 26,722,247
Shares issued to shareholders in reinvestment
of distributions                                        845,164       9,567,258
                                                      -------------------------
Total issued                                          3,149,170      36,289,505
Automatic conversion of shares                           (2,797)        (29,309)
Shares redeemed                                      (2,118,759)    (23,742,773)
                                                      -------------------------
Net increase                                          1,027,614    $ 12,517,423
                                                      =========================
-------------------------------------------------------------------------------


                November 30, 2000 (17) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class B Shares for the Year Ended
May 31, 2000                                           Shares     Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           6,923,085    $ 84,674,031
Shares issued to shareholders in reinvestment
of dividends and distributions                          178,505       2,290,218
                                                      -------------------------
Total issued                                          7,101,590      86,964,249
Shares redeemed                                      (2,498,997)    (30,810,082)
                                                      -------------------------
Net increase                                          4,602,593    $ 56,154,167
                                                      =========================
-------------------------------------------------------------------------------

Class C Shares for the Six Months Ended
November 30, 2000                                       Shares    Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           1,038,731    $ 12,205,007
Shares issued to shareholders in reinvestment
of distributions                                        681,204       7,711,227
                                                      -------------------------
Total issued                                          1,719,935      19,916,234
Shares redeemed                                      (2,429,545)    (27,186,481)
                                                      -------------------------
Net decrease                                           (709,610)   $ (7,270,247)
                                                      =========================
-------------------------------------------------------------------------------

Class C Shares for the Year Ended
May 31, 2000                                           Shares     Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           6,067,627    $ 74,615,106
Shares issued to shareholders in reinvestment
of dividends and distributions                          139,667       1,791,930
                                                      -------------------------
Shares sold                                           6,207,294      76,407,036
Shares redeemed                                      (2,048,743)    (25,177,279)
                                                      -------------------------
Net increase                                          4,158,551    $ 51,229,757
                                                      =========================
-------------------------------------------------------------------------------


                November 30, 2000 (18) Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                                            In US Dollars
                                                                                    --------------------------
                          Shares                                                                    Percent of
Industries                 Held                Investments                             Value        Net Assets
--------------------------------------------------------------------------------------------------------------
AFRICA
==============================================================================================================

South Africa

Diversified Financials     172,000    BoE Limited                                   $    81,085         0.0%
--------------------------------------------------------------------------------------------------------------
Hotels, Restau-          1,156,980    Leisurenet Limited                                      1         0.0
rants & Leisure
--------------------------------------------------------------------------------------------------------------
IT Consulting               22,193   +Dimension Data Holdings PLC                       150,772         0.0
& Services
--------------------------------------------------------------------------------------------------------------
Metals & Mining             10,520    Anglo American Platinum
                                      Corporation Limited                               423,925         0.1
--------------------------------------------------------------------------------------------------------------
                                      Total Investments in Africa
                                      (Cost--$897,040)                                  655,783         0.1
--------------------------------------------------------------------------------------------------------------

EUROPE
==============================================================================================================

Belgium

Diversified Financials      85,975    Fortis (B)                                      2,534,124         0.6
--------------------------------------------------------------------------------------------------------------
Electric Utilities          11,556    Electrabel SA                                   2,396,172         0.5
--------------------------------------------------------------------------------------------------------------
                                      Total Investments in Belgium                    4,930,296         1.1
--------------------------------------------------------------------------------------------------------------
Finland
--------------------------------------------------------------------------------------------------------------
Communications             321,626    Nokia Oyj                                      13,480,817         3.0
Equipment
--------------------------------------------------------------------------------------------------------------
Diversified                 51,010    Sonera Oyj                                        976,448         0.2
Telecommunication
Services
--------------------------------------------------------------------------------------------------------------
                                      Total Investments in Finland                   14,457,265         3.2
--------------------------------------------------------------------------------------------------------------
France

Auto Components             44,518    Valeo SA                                        2,053,905         0.5
--------------------------------------------------------------------------------------------------------------
Banks                       42,919    Banque Nationale de Paris (BNP)                 3,317,656         0.8
--------------------------------------------------------------------------------------------------------------
Communications             105,852    Alcatel                                         5,252,217         1.2
Equipment
--------------------------------------------------------------------------------------------------------------
Food & Drug Retailing       57,406    Carrefour SA                                    3,460,556         0.8
--------------------------------------------------------------------------------------------------------------
Hotels, Restaurants        113,324    Accor SA                                        4,271,482         1.0
& Leisure
--------------------------------------------------------------------------------------------------------------
Insurance                   47,447    Axa                                             6,649,721         1.5
--------------------------------------------------------------------------------------------------------------
Metals & Mining             79,857    Usinor SA                                         847,394         0.2
--------------------------------------------------------------------------------------------------------------
Multi-Utilities             59,645    Vivendi                                         3,686,389         0.8
--------------------------------------------------------------------------------------------------------------
Multiline Retail            12,153    Pinault-Printemps-Redoute SA                    2,200,471         0.5
--------------------------------------------------------------------------------------------------------------


                November 30, 2000 (19) Mercury International Fund

                                                                                            In US Dollars
                                                                                    -------------------------
                          Shares                                                                   Percent of
Industries                 Held                Investments                             Value       Net Assets
-------------------------------------------------------------------------------------------------------------
EUROPE (continued)
=============================================================================================================

France (concluded)

Oil & Gas                   94,442    Total Fina SA 'B'                             $ 13,507,392       3.0%
-------------------------------------------------------------------------------------------------------------
Semiconductor               48,619    STMicroelectronics NV                            2,050,542       0.4
Equipment & Products
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in France                     47,297,725      10.7
-------------------------------------------------------------------------------------------------------------

Germany

Airlines                   142,874    Deutsche Lufthansa AG
                                      (Registered Shares)                              3,022,235       0.7
-------------------------------------------------------------------------------------------------------------
Banks                       63,357    HypoVereinsbank                                  3,187,801       0.7
-------------------------------------------------------------------------------------------------------------
Chemicals                   83,445    Bayer AG                                         3,675,527       0.8
-------------------------------------------------------------------------------------------------------------
Diversified Telecom-       166,298    Deutsche Telekom AG
munication Services                   (Registered Shares)                              5,299,752       1.2
-------------------------------------------------------------------------------------------------------------
Industrial                  62,385    Siemens AG                                       7,141,258       1.6
Conglomerates
-------------------------------------------------------------------------------------------------------------
Insurance                   21,118    Allianz AG (Registered Shares)                   7,380,862       1.7
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in Germany                    29,707,435       6.7
-------------------------------------------------------------------------------------------------------------

Italy

Banks                    1,838,265    Banca Intesa SpA                                 8,017,051       1.8
-------------------------------------------------------------------------------------------------------------
Diversified Telecom-       591,845    Telecom Italia SpA (Registered Shares)           3,214,855       0.7
munication Services
-------------------------------------------------------------------------------------------------------------
Media                       33,143    Seat Pagine Gialle SpA                              81,793       0.0
-------------------------------------------------------------------------------------------------------------
Oil & Gas                  597,227    ENI SpA                                          3,597,612       0.8
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in Italy                      14,911,311       3.3
-------------------------------------------------------------------------------------------------------------

Netherlands

Beverages                   70,475    Heineken NV                                      3,806,674       0.9
-------------------------------------------------------------------------------------------------------------
Chemicals                   93,010    Akzo Nobel NV                                    4,416,652       1.0
-------------------------------------------------------------------------------------------------------------
Diversified Financials     165,212    ING Groep NV                                    11,905,175       2.7
-------------------------------------------------------------------------------------------------------------
Food Products               54,036    Koninklijke Numico NV                            2,794,077       0.6
                            57,516    Unilever NV 'A'                                  3,549,798       0.8
                                                                                    -------------------------
                                                                                       6,343,875       1.4
-------------------------------------------------------------------------------------------------------------
Household Durables          59,448    Koninklijke (Royal) Philips Electronics NV       1,966,998       0.4
-------------------------------------------------------------------------------------------------------------
Media                       33,492    VNU NV                                           1,463,570       0.3
                           106,627    Wolters Kluwer NV 'A'                            2,613,778       0.6
                                                                                    -------------------------
                                                                                       4,077,348       0.9
-------------------------------------------------------------------------------------------------------------
Oil & Gas                  167,953    Royal Dutch Petroleum Company                   10,073,393       2.3
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in the Netherlands            42,590,115       9.6
-------------------------------------------------------------------------------------------------------------


                November 30, 2000 (20) Mercury International Fund

                                                                                            In US Dollars
                                                                                    -------------------------
                          Shares                                                                   Percent of
Industries                 Held                Investments                             Value       Net Assets
-------------------------------------------------------------------------------------------------------------
EUROPE (continued)
=============================================================================================================

Poland

Diversified                  2,700   +Netia Holdings SA (ADR)*                      $    34,762       0.0%
Telecommunication           18,180    Telekomunikacja Polska SA (GDR)**                  94,536       0.0
Services
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in Poland                       129,298       0.0
-------------------------------------------------------------------------------------------------------------

Spain

Banks                      502,194    Banco Santander Central Hispano, SA             4,454,659       1.0
-------------------------------------------------------------------------------------------------------------
Diversified                371,127   +Telefonica SA                                   5,831,342       1.3
Telecommunication
Services
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in Spain                     10,286,001       2.3
-------------------------------------------------------------------------------------------------------------

Sweden

Communications             613,714    Telefonaktiebolaget LM Ericsson AB 'B'          7,006,706       1.6
Equipment
-------------------------------------------------------------------------------------------------------------

Diversified Financials     207,275    Investor AB 'B'                                 2,759,120       0.6
-------------------------------------------------------------------------------------------------------------
Electrical Equipment        19,219    ABB Ltd.                                        1,743,872       0.4
-------------------------------------------------------------------------------------------------------------
Insurance                  214,612    Skandia Forsakrings AB                          3,274,069       0.7
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in Sweden                    14,783,767       3.3
-------------------------------------------------------------------------------------------------------------

Switzerland

Banks                       20,337    Credit Suisse Group (Registered Shares)         3,544,154       0.8
-------------------------------------------------------------------------------------------------------------
Commercial                   8,621    Adecco SA (Registered Shares)                   5,363,913       1.2
Services & Supplies
-------------------------------------------------------------------------------------------------------------
Food Products                4,785    Nestle SA (Registered Shares)                  10,392,586       2.3
-------------------------------------------------------------------------------------------------------------
Insurance                    7,704    Zurich Financial Services AG                    4,154,248       1.0
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals              1,983    Novartis AG (Registered Shares)                 3,217,034       0.7
                               408    Roche Holding AG (Genuss)                       4,042,862       0.9
                                                                                    -------------------------
                                                                                      7,259,896       1.6
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in Switzerland               30,714,797       6.9
-------------------------------------------------------------------------------------------------------------

Turkey

Banks                   10,000,000   +Turkiye Garanti Bankasi AS                         61,508       0.0
                        29,641,000   +Yapi ve Kredi Bankasi AS                          156,270       0.1
                                                                                    -------------------------
                                                                                        217,778       0.1
-------------------------------------------------------------------------------------------------------------
Household Durables         512,000   +Vestel Elektronik Sanayi ve Ticaret AS             69,357       0.0
-------------------------------------------------------------------------------------------------------------
                                      Total Investments in Turkey                       287,135       0.1
-------------------------------------------------------------------------------------------------------------


                November 30, 2000 (21) Mercury International Fund

                                                                                            In US Dollars
                                                                                    -------------------------
                             Shares                                                                Percent of
Industries                    Held                Investments                          Value       Net Assets
-------------------------------------------------------------------------------------------------------------
EUROPE (concluded)
=============================================================================================================

United Kingdom

Aerospace &                   570,444     British Aerospace PLC                      $  2,927,354      0.7%
Defense
-------------------------------------------------------------------------------------------------------------
Banks                         124,000     Royal Bank of Scotland Group PLC              2,548,845      0.6
-------------------------------------------------------------------------------------------------------------
Chemicals                       5,339     Syngenta AG                                     234,824      0.1
-------------------------------------------------------------------------------------------------------------
Communications                241,962     Marconi PLC                                   2,298,136      0.5
Equipment
-------------------------------------------------------------------------------------------------------------
Diversified                   525,102     British Telecommunications PLC                4,533,302      1.0
Telecommunication             202,630     Cable & Wireless PLC                          2,504,805      0.6
Services                                                                            -------------------------
                                                                                        7,038,107      1.6
-------------------------------------------------------------------------------------------------------------
Food & Drug                 1,764,554     Tesco PLC                                     7,079,052      1.5
Retailing
-------------------------------------------------------------------------------------------------------------
Gas Utilities                 730,003     BG Group PLC                                  2,962,265      0.7
                              730,003    +Lattice Group PLC                             1,541,930      0.4
                                                                                    -------------------------
                                                                                        4,504,195      1.1
-------------------------------------------------------------------------------------------------------------
Hotels, Restaurants           180,858    +Granada Compass PLC                           1,725,466      0.4
& Leisure                     316,346    +P & O Princess Cruises PLC                    1,143,553      0.3
                                                                                    -------------------------
                                                                                        2,869,019      0.7
-------------------------------------------------------------------------------------------------------------
Insurance                     226,004     CGU PLC                                       3,412,082      0.8
-------------------------------------------------------------------------------------------------------------
Marine                        316,346     The Peninsular and Oriental
                                          Steam Navigation Company                      1,431,683      0.3
-------------------------------------------------------------------------------------------------------------
Media                         112,432     Reuters Group PLC                             1,654,402      0.3
-------------------------------------------------------------------------------------------------------------
Metals & Mining               549,819     Billiton PLC                                  1,792,674      0.4
                              234,464     Rio Tinto PLC (Registered Shares)             3,506,569      0.8
                                                                                    -------------------------
                                                                                        5,299,243      1.2
-------------------------------------------------------------------------------------------------------------
Oil & Gas                     924,414     BP Amoco PLC                                  7,187,814      1.6
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals               177,179     AstraZeneca Group PLC                         9,042,082      2.0
                              398,372     Glaxo Wellcome PLC                           11,616,540      2.6
                              316,134     SmithKline Beecham PLC                        4,120,754      0.9
                                                                                    -------------------------
                                                                                       24,779,376      5.5
-------------------------------------------------------------------------------------------------------------
Wireless                    4,373,162     Vodafone AirTouch PLC                        14,956,039      3.3
Telecommunications
Services
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in the
                                          United Kingdom                               88,220,171     19.8
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in Europe
                                          (Cost--$301,378,801)                        298,315,316     67.0
-------------------------------------------------------------------------------------------------------------


                November 30, 2000 (22) Mercury International Fund

                                                                                            In US Dollars
                                                                                    -------------------------
                              Shares                                                               Percent of
Industries                     Held               Investments                          Value       Net Assets
-------------------------------------------------------------------------------------------------------------
LATIN AMERICA
=============================================================================================================

Brazil

Banks                           7,200     Uniao de Bancos Brasileiros SA
                                          (Unibanco) (GDR)**                        $   160,200       0.0%
-------------------------------------------------------------------------------------------------------------
Beverages                       8,050     Companhia de Bebidas das Americas
                                          (Preferred) (ADR)*                            170,056       0.0
-------------------------------------------------------------------------------------------------------------
Diversified                     1,400     Brasil Telecom Participacoes SA (ADR)*         61,075       0.0
Telecommunication               8,200     Embratel Participacoes SA (ADR)*               98,912       0.0
Services                       12,473     Tele Norte Leste Participacoes
                                          SA (ADR)*                                     226,073       0.1
                                                                                    -------------------------
                                                                                        386,060       0.1
-------------------------------------------------------------------------------------------------------------
Electric Utilities             20,550     Centrias Eletricas Brasileiras SA (ADR)*      172,858       0.0
-------------------------------------------------------------------------------------------------------------
Oil & Gas                       8,000     Petroleo Brasileiro SA (ADR)*                 193,195       0.1
                                3,600     Petroleo Brasileiro SA (ADR)*                  92,700       0.0
                                                                                    -------------------------
                                                                                        285,895       0.1
-------------------------------------------------------------------------------------------------------------
Wireless                        9,700     Tele Centro Oeste Celular
Telecommunications                        Participacoes SA (ADR)*                        85,481       0.0
Services                        2,400     Telemig Celular Participacoes SA (ADR)*       123,000       0.1
                                                                                    -------------------------
                                                                                        208,481       0.1
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in Brazil                 1,383,550       0.3
-------------------------------------------------------------------------------------------------------------

Chile

Beverages                       3,400     Compania Cervecerias Unidas SA (ADR)*          67,362       0.0
-------------------------------------------------------------------------------------------------------------
Diversified                     6,000    +Compania de Telecomunicaciones de
Telecommunication                         Chile SA (ADR)*                                86,250       0.0
Services
-------------------------------------------------------------------------------------------------------------
Electric Utilities              8,138    +Enersis SA (ADR)*                             140,381       0.1
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in Chile                    293,993       0.1
-------------------------------------------------------------------------------------------------------------

Mexico

Airlines                        3,800    +Grupo Aeroportuario del Sureste,
                                          SA de CV (ADR)*                                54,625       0.0
-------------------------------------------------------------------------------------------------------------
Banks                          24,500    +Grupo Financiero BBVA Bancomer,
                                          SA de CV (ADR)*                               291,599       0.1
-------------------------------------------------------------------------------------------------------------
Beverages                       4,900     Fomento Economico Mexicano,
                                          SA de CV (ADR)*                               167,519       0.0
-------------------------------------------------------------------------------------------------------------
Diversified                     7,050     Telefonos de Mexico SA (ADR)*                 330,469       0.1
Telecommunication
Services
-------------------------------------------------------------------------------------------------------------
Media                           3,400    +Grupo Televisa SA (GDR)**                     158,312       0.0
                                7,400     TV Azteca, SA de CV (ADR)*                     74,000       0.0
                                                                                    -------------------------
                                                                                        232,312       0.0
-------------------------------------------------------------------------------------------------------------


                November 30, 2000 (23) Mercury International Fund

                                                                                            In US Dollars
                                                                                    -------------------------
                              Shares                                                               Percent of
Industries                     Held               Investments                          Value       Net Assets
-------------------------------------------------------------------------------------------------------------
LATIN AMERICA (concluded)
=============================================================================================================

Mexico (concluded)

Multiline Retail                8,000    +Wal-Mart de Mexico, SA de CV (ADR)*       $  175,554        0.0%
-------------------------------------------------------------------------------------------------------------
Specialty Retail               19,100     Grupo Elektra, SA (ADR)*                     186,225        0.1
-------------------------------------------------------------------------------------------------------------
Wireless                        6,800    +Grupo Iusacell, SA de CV (ADR)*               75,650        0.0
Telecommunications
Services
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in Mexico                1,513,953        0.3
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in Latin America
                                          (Cost--$3,408,238)                         3,191,496        0.7
-------------------------------------------------------------------------------------------------------------

MIDDLE EAST
=============================================================================================================

Israel

Computers &                     1,900    +M-Systems Flash Disk Pioneers Ltd.            34,794        0.0
Peripherals
-------------------------------------------------------------------------------------------------------------
Electric Utilities              2,050    +Check Point Software Technologies Ltd.       210,253        0.1
-------------------------------------------------------------------------------------------------------------
Electronic Equipment            1,800    +Orbotech, Ltd.                                79,987        0.0
& Instruments
-------------------------------------------------------------------------------------------------------------
Internet Software &             1,150    +RADWARE Ltd.                                  20,987        0.0
Services
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals                 1,500     Teva Pharmaceutical Industries
                                          Ltd. (ADR)*                                  598,625        0.0
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in the Middle East
                                          (Cost--$496,449)                             444,646        0.1
-------------------------------------------------------------------------------------------------------------

NORTH AMERICA
=============================================================================================================

Canada

Communications                 38,436     Nortel Networks Corporation                1,440,506        0.3
Equipment
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in Canada                1,440,506        0.3
-------------------------------------------------------------------------------------------------------------

United States

Communications                    800    +AudioCodes Ltd.                               13,000        0.0
Equipment                         540    +Comverse Technology, Inc.                     46,541        0.0
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in the United States        59,541        0.0
-------------------------------------------------------------------------------------------------------------
                                          Total Investments in North America
                                          (Cost--$2,616,128)                         1,500,047        0.3
-------------------------------------------------------------------------------------------------------------


                November 30, 2000 (24) Mercury International Fund

                                                                                           In US Dollars
                                                                                    ------------------------
                              Shares                                                              Percent of
Industries                     Held               Investments                          Value      Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
============================================================================================================

Australia

Banks                         216,000     Commonwealth Bank of Australia            $ 3,599,463      0.8%
------------------------------------------------------------------------------------------------------------
Industrial                     65,566     Brambles Industries Limited                 1,553,598      0.4
Conglomerates
------------------------------------------------------------------------------------------------------------
Media                         355,709     The News Corporation Limited                3,160,276      0.7
------------------------------------------------------------------------------------------------------------
Metals & Mining               216,500     Broken Hill Proprietary Company Limited     2,216,381      0.5
------------------------------------------------------------------------------------------------------------
                                          Total Investments in Australia             10,529,718      2.4
------------------------------------------------------------------------------------------------------------

China

Computers &                    44,000     Legend Holdings Limited                        29,898      0.0
Peripherals
------------------------------------------------------------------------------------------------------------
Electric Utilities            140,000     Huaneng Power International, Inc. 'H'          54,745      0.0
------------------------------------------------------------------------------------------------------------
Wireless                       71,000    +China Mobile (Hong Kong) Limited              385,959      0.1
Telecommunications             47,800    +China Unicom Limited                           67,718      0.0
Services                                                                            ------------------------
                                                                                        453,677      0.1
------------------------------------------------------------------------------------------------------------
                                          Total Investments in China                    538,320      0.1
------------------------------------------------------------------------------------------------------------

Hong Kong

Banks                         557,361     HSBC Holdings PLC                           7,340,168      1.7
------------------------------------------------------------------------------------------------------------
Diversified                   248,000     Hutchison Whampoa Limited                   2,964,948      0.7
Financials
------------------------------------------------------------------------------------------------------------
Gas Utilities               3,403,810     Hong Kong and China Gas Company Ltd.        4,276,691      0.9
------------------------------------------------------------------------------------------------------------
Oil & Gas                     374,600    +China Petroleum and Chemical
                                          Corporation 'H'                                66,277      0.0
                              319,500     PetroChina Company Limited                     54,890      0.0
                                                                                    ------------------------
                                                                                        121,167      0.0
------------------------------------------------------------------------------------------------------------
Real Estate                   493,000     Henderson Land Development
                                          Company Limited                             1,893,042      0.4
                              295,000     Sun Hung Kai Properties Ltd.                2,288,200      0.5
                                                                                    ------------------------
                                                                                      4,181,242      0.9
------------------------------------------------------------------------------------------------------------
                                          Total Investments in Hong Kong             18,884,216      4.2
------------------------------------------------------------------------------------------------------------

Japan

Automobiles                   630,000    +Nissan Motor Co., Ltd.                      3,850,237      0.9
                              104,000     Toyota Motor Corporation                    3,708,418      0.8
                                                                                    ------------------------
                                                                                      7,558,655      1.7
------------------------------------------------------------------------------------------------------------
Banks                         981,000     The Asahi Bank, Ltd.                        3,329,777      0.8
                              413,000     The Sumitomo Bank, Ltd.                     4,119,747      0.9
                                                                                    ------------------------
                                                                                      7,449,524      1.7
------------------------------------------------------------------------------------------------------------


                November 30, 2000 (25) Mercury International Fund

                                                                                           In US Dollars
                                                                                    ------------------------
                              Shares                                                              Percent of
Industries                     Held               Investments                          Value      Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================

Japan (continued)

Chemicals                     336,000     Asahi Chemical Industry Co., Ltd.         $  2,101,991      0.5%
                              551,000     Mitsui Chemicals Inc.                        2,646,193      0.6
                                                                                    ------------------------
                                                                                       4,748,184      1.1
------------------------------------------------------------------------------------------------------------
Communications                 30,000     Matsushita Communication Industrial
Equipment                                 Co., Ltd.                                    4,181,449      0.9
------------------------------------------------------------------------------------------------------------
Computers &                   193,000     NEC Corporation                              3,632,634      0.8
Peripherals
------------------------------------------------------------------------------------------------------------
Diversified Financials        270,000     The Nomura Securities Co., Ltd.              5,679,079      1.3
------------------------------------------------------------------------------------------------------------
Diversified                       700     DDI Corporation                              3,298,578      0.7
Telecommunication                 500     Nippon Telegraph & Telephone
Services                                  Corporation (NTT)                            4,310,539      1.0
                                                                                    ------------------------
                                                                                       7,609,117      1.7
------------------------------------------------------------------------------------------------------------
Electric Utilities            140,000     Tokyo Electric Power                         3,311,216      0.7
------------------------------------------------------------------------------------------------------------
Electrical Equipment           78,000     The Furukawa Electric Co., Ltd.              1,872,986      0.4
------------------------------------------------------------------------------------------------------------
Electronic Equip-             293,000     Hitachi Ltd.                                 2,795,766      0.6
ment & Instruments              8,000     Keyence Corporation                          2,105,168      0.5
                                                                                    ------------------------
                                                                                       4,900,934      1.1
------------------------------------------------------------------------------------------------------------
Household Durables            215,000     Matsushita Electric Industrial
                                          Company, Ltd.                                5,395,622      1.2
                               46,000     Sony Corporation                             3,471,541      0.8
                                                                                    ------------------------
                                                                                       8,867,163      2.0
------------------------------------------------------------------------------------------------------------
Household Products            117,000     Kao Corporation                              3,591,063      0.8
------------------------------------------------------------------------------------------------------------
Leisure Equipment &            20,000     Nintendo Company Ltd.                        2,995,261      0.7
Products
------------------------------------------------------------------------------------------------------------
Machinery                     490,000     Mitsubishi Heavy Industries, Ltd.            2,140,916      0.5
                              913,000     Sumitomo Heavy Industries, Ltd.              1,730,806      0.4
                                                                                    ------------------------
                                                                                       3,871,722      0.9
------------------------------------------------------------------------------------------------------------
Media                             175     Fuji Television Network, Incorporated        1,546,603      0.4
------------------------------------------------------------------------------------------------------------
Metals & Mining               820,000     Mitsubishi Materials Corporation             2,324,351      0.5
------------------------------------------------------------------------------------------------------------
Multiline Retail               70,000     Ito-Yokado Co., Ltd.                         3,507,109      0.8
------------------------------------------------------------------------------------------------------------
Pharmaceuticals               110,000     Fujisawa Pharmaceutical Co., Ltd.            3,445,723      0.8
------------------------------------------------------------------------------------------------------------
Real Estate                   375,000     Mitsubishi Estate Company, Limited           4,214,624      1.0
------------------------------------------------------------------------------------------------------------
Road & Rail                       520     East Japan Railway Company                   2,994,900      0.6
------------------------------------------------------------------------------------------------------------
Semiconductor                   6,000     Rohm Company Ltd.                            1,446,175      0.3
Equipment &                    10,000     Tokyo Electron Limited                         713,157      0.2
Products                                                                            ------------------------
                                                                                       2,159,332      0.5
------------------------------------------------------------------------------------------------------------


               November 30, 2000 (26) Mercury International Fund

                                                                                           In US Dollars
                                                                                    ------------------------
                              Shares                                                              Percent of
Industries                     Held               Investments                          Value      Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================

Japan (concluded)

Software                        7,500    +Trend Micro Incorporated                  $     811,781      0.2%
------------------------------------------------------------------------------------------------------------
Trading Companies             437,000     Sumitomo Corporation                          3,459,707      0.7
& Distributors
------------------------------------------------------------------------------------------------------------
                                          Total Investments in Japan                   94,733,117     21.3
------------------------------------------------------------------------------------------------------------

Philippines

Diversified                     7,800     Philippine Long Distance
Telecommunication                         Telephone Company                               126,529      0.0
Services
------------------------------------------------------------------------------------------------------------
                                          Total Investments in the Philippines            126,529      0.0
------------------------------------------------------------------------------------------------------------

Singapore

Airlines                      208,000     Singapore Airlines Limited                    2,004,105      0.4
------------------------------------------------------------------------------------------------------------
Real Estate                   480,000     City Developments Limited                     2,189,282      0.5
------------------------------------------------------------------------------------------------------------
                                          Total Investments in Singapore                4,193,387      0.9
------------------------------------------------------------------------------------------------------------

South Korea

Banks                           4,300     Kookmin Bank (GDR)** (a)                         46,870      0.0
                                2,700     Shinhan Bank (GDR)**                             48,870      0.0
                                                                                    ------------------------
                                                                                           95,740      0.0
------------------------------------------------------------------------------------------------------------
Diversified                     3,700     Korea Telecom Corporation (ADR)*                100,825      0.0
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
Electric Utilities             12,906     Korea Electric Power Corporation (ADR)*         129,060      0.0
------------------------------------------------------------------------------------------------------------
Semiconductor                   5,150     Samsung Electronics (GDR)** (a)                 323,935      0.1
Equipment & Products
------------------------------------------------------------------------------------------------------------
Wireless                        9,800     SK Telecom Co. Ltd. (ADR)* (a)                  208,863      0.1
Telecommunications
Services
------------------------------------------------------------------------------------------------------------
                                          Total Investments in South Korea                858,423      0.2
------------------------------------------------------------------------------------------------------------

Taiwan

Computers &                    18,900     Asustek Computer Inc. (GDR)**                    78,435      0.0
Peripherals                    20,800     Compal Electronics Inc. (GDR)**                 156,000      0.1
                               13,873    +Ritek Corporation (GDS)***                       48,556      0.0
                                7,300     Synnex Technology International
                                          Corporation (GDR)**                              52,560      0.0
                                                                                    ------------------------
                                                                                          335,551      0.1
------------------------------------------------------------------------------------------------------------


                November 30, 2000 (27) Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                           In US Dollars
                                                                                    ------------------------
                              Shares                                                              Percent of
Industries                     Held               Investments                          Value      Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
============================================================================================================

Taiwan (concluded)

Semiconductor                  14,500    +Taiwan Semiconductor Manufacturing
Equipment                                 Company Ltd. (ADR)*                       $    243,781        0.1%
& Products                     13,000    +United Microelectronics
                                          Corporation (ADR)*                             111,313        0.0
                                                                                    ------------------------
                                                                                         355,094        0.1
------------------------------------------------------------------------------------------------------------
Textiles & Apparel              7,284     Far Eastern Textile Ltd. (GDR)**                55,723        0.0
------------------------------------------------------------------------------------------------------------
                                          Total Investments in Taiwan                    746,368        0.2
------------------------------------------------------------------------------------------------------------

Thailand

Construction Material           8,800    +The Siam Cement Public Company
                                          Limited                                         90,370        0.0
------------------------------------------------------------------------------------------------------------
Wireless                       13,600    +Advanced Info Service Public Company
Telecommunications                        Limited 'Foreign'                              135,938        0.1
Services
------------------------------------------------------------------------------------------------------------
                                          Total Investments in Thailand                  226,308        0.1
------------------------------------------------------------------------------------------------------------
                                          Total Investments in the Pacific
                                          Basin/Asia (Cost--$136,539,219)            130,836,386       29.4
------------------------------------------------------------------------------------------------------------
                                          Total Investments
                                          (Cost--$445,335,875)                       434,943,674       97.6

                                          Time Deposit****                             7,359,000        1.7

                                          Other Assets Less Liabilities                3,065,458        0.7
                                                                                    ------------------------
                                          Net Assets                                $445,368,132      100.0%
                                                                                    ========================
------------------------------------------------------------------------------------------------------------

   *  American Depositary Receipts (ADR).
  **  Global Depositary Receipts (GDR).
 ***  Global Depositary Shares (GDS).
****  Time deposit bears interest at 6.562% and matures on 12/01/2000.
   +  Non-income producing security.
 (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      See Notes to Financial Statements.


                November 30, 2000 (28) Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 2000
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$445,335,875)                        $434,943,674
Cash                                                                                  595
Foreign cash                                                                       23,957
Time deposit                                                                    7,359,000
Receivables:
  Securities sold                                             $  3,433,813
  Dividends                                                      1,438,942
  Contributions                                                    954,657
  Interest                                                           1,341      5,828,753
                                                              ---------------------------
Total assets                                                                  448,155,979
                                                                             ------------
-----------------------------------------------------------------------------------------

Liabilities:

Payables:
  Withdrawals                                                    1,784,366
  Securities purchased                                             626,723
  Investment adviser                                               255,417      2,666,506
                                                              ------------
Accrued expenses                                                                  121,341
                                                                             ------------
Total liabilities                                                               2,787,847
                                                                             ------------
-----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                   $445,368,132
                                                                             ============
-----------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                            $455,854,704
Unrealized depreciation on investments and foreign currency
  transactions--net                                                           (10,486,572)
                                                                             ------------
Net assets                                                                   $445,368,132
                                                                             ============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2000 (29) Mercury International Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2000
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Investment Income:

Dividends (net of $386,283 foreign withholding tax)                    $  3,207,968
Interest and discount earned                                                228,524
                                                                       ------------
Total income                                                              3,436,492
                                                                       ------------
-----------------------------------------------------------------------------------

Expenses:

Investment advisory fees                               $  1,933,955
Custodian fees                                              175,431
Accounting services                                          79,362
Professional fees                                            29,297
Trustees' fees and expenses                                  13,180
Pricing fees                                                  2,453
Other                                                         4,845
                                                       ------------
Total expenses                                                            2,238,523
                                                                       ------------
Investment income--net                                                    1,197,969
                                                                       ------------
-----------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:

Realized loss from:
  Investments--net                                       (5,496,437)
  Foreign currency transactions--net                       (193,400)     (5,689,837)
                                                       ------------
Change in unrealized appreciation/depreciation on:
  Investments--net                                      (58,807,185)
  Foreign currency transactions--net                         52,842     (58,754,343)
                                                       ----------------------------
Net Decrease in Net Assets Resulting from Operations                   $(63,246,211)
                                                                       ============
-----------------------------------------------------------------------------------

See Notes to Financial Statements


                November 30, 2000 (30) Mercury International Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                   For the Six          For the
                                                                   Months Ended        Year Ended
Increase (Decrease) in Net Assets:                                 Nov. 30, 2000      May 31, 2000
--------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                              $  1,197,969      $  3,210,164
Realized gain (loss) on investments and foreign currency
  transactions--net                                                   (5,689,837)       32,099,483
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net                 (58,754,343)       42,025,059
                                                                    ------------------------------
Net increase (decrease) in net assets resulting from operations      (63,246,211)       77,334,706
                                                                    ------------------------------
--------------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase (decrease) in net assets derived from net capital
  contributions                                                      (25,968,173)      111,873,690
                                                                    ------------------------------
--------------------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                              (89,214,384)      189,208,396
Beginning of period                                                  534,582,516       345,374,120
                                                                    ------------------------------
End of period                                                       $445,368,132      $534,582,516
                                                                    ==============================
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2000 (31) Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

The following ratios have been derived from information provided in the financial statements.

                                                 For the          For the       For the
                                               Six Months          Year         Period
                                                  Ended            Ended     Oct. 30, 1998+
                                                 Nov. 30,         May 31,      to May 31,
                                                  2000             2000           1999
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                            .87%*             .84%             .95%*
                                                ===========================================
Investment income--net                              .46%*             .67%            1.76%*
                                                ===========================================
-------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $445,368          $534,583         $345,374
                                                ===========================================
Portfolio turnover                                26.40%            63.03%           24.19%
                                                ===========================================
-------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                November 30, 2000 (32) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Mercury Master International Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                November 30, 2000 (33) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.


                November 30, 2000 (34) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums and discounts on debt securities effective June 1, 2001. Prior to this date, the Portfolio did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of May 31, 2001.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


                November 30, 2000 (35) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Mercury Advisors is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates:
      .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury Advisors has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury Advisors actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $7,308 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2000.

      Accounting services were provided to the Portfolio by FAM.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2000 were $132,814,552 and $147,725,849, respectively.

      Net realized losses for the six months ended November 30, 2000 and net unrealized losses as of November 30, 2000 were as follows:

                                                  Realized         Unrealized
                                                   Losses            Losses
      ========================================================================
      Long-term investments                      $(5,496,437)     $(10,392,201)
      Foreign currency transactions                 (193,400)          (94,371)
                                                 -----------------------------
      Total                                      $(5,689,837)     $(10,486,572)
                                                 =============================
      ------------------------------------------------------------------------


                November 30, 2000 (36) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      As of November 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $10,392,201, of which $52,314,402 related to appreciated securities and $62,706,603 related to depreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $445,335,875.

(4)   Commitments:

      At November 30, 2000, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $74,000 and $3,237,000, respectively.

(5)   Short-Term Borrowings:

      On December 3, 1999, the Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Portfolio did not borrow under the facility during the six months ended November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as the administrative agent.


                November 30, 2000 (37) Mercury International Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 2000
================================================================================
                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
Vodafone AirTouch PLC                                                     3.3%
--------------------------------------------------------------------------------
Total Fina SA 'B'                                                         3.0
--------------------------------------------------------------------------------
Nokia Oyj                                                                 3.0
--------------------------------------------------------------------------------
ING Groep NV                                                              2.7
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                        2.6
--------------------------------------------------------------------------------
Nestle SA (Registered Shares)                                             2.3
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company                                             2.3
--------------------------------------------------------------------------------
AstraZeneca Group PLC                                                     2.0
--------------------------------------------------------------------------------
Banca Intesa SpA                                                          1.8
--------------------------------------------------------------------------------
Allianz AG (Registered Shares)                                            1.7
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
--------------------------------------------------------------------------------
Japan                                                                    21.3%
--------------------------------------------------------------------------------
United Kingdom                                                           19.8
--------------------------------------------------------------------------------
France                                                                   10.7
--------------------------------------------------------------------------------
Netherlands                                                               9.6
--------------------------------------------------------------------------------
Switzerland                                                               6.9
--------------------------------------------------------------------------------
Germany                                                                   6.7
--------------------------------------------------------------------------------
Hong Kong                                                                 4.2
--------------------------------------------------------------------------------
Italy                                                                     3.3
--------------------------------------------------------------------------------
Sweden                                                                    3.3
--------------------------------------------------------------------------------
Finland                                                                   3.2
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Banks                                                                    10.1%
--------------------------------------------------------------------------------
Pharmaceuticals                                                           7.9
--------------------------------------------------------------------------------
Oil & Gas                                                                 7.8
--------------------------------------------------------------------------------
Communications Equipment                                                  7.5
--------------------------------------------------------------------------------
Diversified Telecommunication
  Services                                                                6.9
--------------------------------------------------------------------------------
Diversified Financials                                                    5.9
--------------------------------------------------------------------------------
Insurance                                                                 5.7
--------------------------------------------------------------------------------
Food Products                                                             3.7
--------------------------------------------------------------------------------
Wireless Telecommunications
  Services                                                                3.5
--------------------------------------------------------------------------------
Chemicals                                                                 3.0
--------------------------------------------------------------------------------


                November 30, 2000 (38) Mercury International Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
  and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                November 30, 2000 (39) Mercury International Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury International Fund of
Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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